Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 43		$ 23
SIM cards	5		4
IRUs	0		0
Other	15		10
Inventory	$ 63	[1]	$ 37

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.